SUBSEQUENT EVENTS	6 Months Ended	12 Months Ended
	Jun. 30, 2021	Dec. 31, 2020
Subsequent Events [Abstract]
SUBSEQUENT EVENTS

NOTE 9 – SUBSEQUENT EVENTS

Subsequent to June 30, 2021, pursuant to the Plan, for 110% of the DIP Costs, the Company agreed to issue to Auctus secured convertible promissory notes in the aggregate principal amount of $183,043, with a maturity date of November 16, 2023. The notes bear interest at 7% per annum which is payable on maturity. Amounts due under the notes may be converted into shares of the Company’s common stock, at $0.0001 par value, at a conversion price equal to the average five daily volume weighted average price on the latest day prior to the conversion date. In connection with the notes, the Company has agreed to grant to Auctus Class A Warrants to purchase up to 83,201 (332,805,400 pre-reverse stock split) shares of the Company’s common stock at an exercise price of $2.00 ($0.0005 pre -reverse stock split) per share. The Class A Warrants expire on November 16, 2025. In addition, in connection with the notes, the Company has agreed to grant to Auctus Class B Warrants to purchase up to 41,601 (166,402,700 pre-reverse stock split) shares of the Company’s common stock at an exercise price of $4.00 ($0.001 pre-reverse stock split) per share. The Class B Warrants expire on November 16, 2025.

Subsequent to June 30, 2021, pursuant to the Plan, for 110% of the Plan Costs, the Company agreed to issue Auctus a secured convertible promissory note in the principal amount of $532,499, with a maturity date of November 16, 2023. The note bears interest at 7% per annum which is payable on maturity. Amounts due under the note may be converted into shares of the Company’s common stock, at $0.0001 par value, at a conversion price equal to the average five daily volume weighted average price on the latest day prior to the conversion date.

Exercise of Warrants

During September 2021, the Company issued an aggregate of 34,500 (138,000,000 pre-reverse stock split) shares of common stock to Auctus, with a fair value of 15 ($0.0038 pre-reverse stock split) per share, as a result of the exercise of warrants associated with the Plan.

During October 2021, the Company issued an aggregate of 25,000 (100,000,000 pre-reverse stock split) shares of common stock to a warrant holder, with a fair value of $240 ($0.06 pre-reverse stock split) per share, as a result of the exercise of warrants associated with the Plan.

Settlement Agreement

The Company entered into a Settlement Agreement with a prior note holder, in connection with the conversion of a note prior to the Petition Date (See Note 7). Pursuant to the Settlement Agreement, subsequent to June 30, 2021, the Company issued 750 (3,000,000 pre-reverse stock split) shares of the Company’s common stock to the note holder with a fair value of $28 ($0.007 pre-reverse stock split) per share.

Reverse Stock Split

On October 27, 2021, the company effected a 4,000 for 1 reverse stock split. The Company has retro-actively applied the reverse stock split made effective on October 27, 2021, to share and per share amounts on the consolidated financial statements for the three and six months ended June 30, 2021 and the year ended December 31, 2020. The Company’s authorized shares of common and preferred stock were not affected as a result of the reverse stock split.

NOTE 13 – SUBSEQUENT EVENTS

Convertible Notes

December 31, 2020, pursuant to the Plan, for 110% of the DIP Costs, the Company agreed to issue to Auctus secured convertible promissory notes in the aggregate principal amount of $183,043, with a maturity date of November 16, 2023. The notes bear interest at 7% per annum which is payable on maturity. Amounts due under the notes may be converted into shares of the Company’s common stock, at $0.0001 par value, at a conversion price equal to the average five daily volume weighted average price on the latest day prior to the conversion date. In connection with the notes, the Company has agreed to grant to Auctus Class A Warrants to purchase up to 83,201 (332,805,400 pre-reverse stock split) shares of the Company’s common stock at an exercise price of $2.00 ($0.0005 pre -reverse stock split) per share. The Class A Warrants expire on November 16, 2025. In addition, in connection with the notes, the Company has agreed to grant to Auctus Class B Warrants to purchase up to 41,601 (166,402,700 pre-reverse stock split) shares of the Company’s common stock at an exercise price of $4.00 ($0.001 pre-reverse stock split) per share. The Class B Warrants expire on November 16, 2025.

Subsequent to December 31, 2021, pursuant to the Plan, for 110% of the Plan Costs, the Company agreed to issue Auctus a secured convertible promissory note in the principal amount of $532,499, with a maturity date of November 16, 2023. The note bears interest at 7% per annum which is payable on maturity. Amounts due under the note may be converted into shares of the Company’s common stock, at $0.0001 par value, at a conversion price equal to the average five daily volume weighted average price on the latest day prior to the conversion date.

Exercise of Warrants

During March 2021, the Company issued an aggregate of 73,582 (294,328,000 pre-reverse stock split) shares of common stock to Auctus, with a fair value of $40 ($0.01 pre-reverse stock split) per share, as a result of the exercise of warrants associated with the Plan.

During June 2021, the Company issued an aggregate of 39,750 (159,000,000 pre-reverse stock split) shares of common stock to Auctus, with a fair value of $32.16 ($0.008 pre-reverse stock split) per share, as a result of the exercise of warrants associated with the Plan.

During September 2021, the Company issued an aggregate of 34,500 (138,000,000 pre-reverse stock split) shares of common stock to Auctus, with a fair value of $15.20 ($0.0038 pre-reverse stock split) per share, as a result of the exercise of warrants associated with the Plan.

During October 2021, the Company issued an aggregate of 25,000 (100,000,000 pre-reverse stock split) shares of common stock to a warrant holder, with a fair value of $240 ($0.06 pre-reverse stock split) per share, as a result of the exercise of warrants associated with the Plan.

Conversion of Notes Payable

On January 26, 2021, the Company issued 2,781 (11,123,856 pre-reverse stock split) shares of common stock, with a fair value of $48 ($0.012 pre-reverse stock split) per share, as a result of the conversion of a convertible note in the principal amount of $118,397 and $1,151 in accrued interest.

On March 11, 2021, the Company issued 2,071 (8,285,719 pre-reverse stock split) shares of common stock with a fair value of $60 ($0.015 pre-reverse stock split) per share, as a result of the conversion of a convertible note in the principal amount of $92,666 and $1,460 in accrued interest.

On June 1, 2021, the Company issued 3,217 (12,866,735 pre-reverse stock split) shares of common stock with a fair value of $32.22 ($.008 pre-reverse stock split) per share, as a result of the conversion of a convertible note in the principal amount of $100,000 and $3,644 in accrued interest.

Appointment or Departure of Directors and Certain Officers

On March 18, 2021, Nickolay Kukekov was elected a director of the Company.

On March 18, 2021, the Company’s Board of Directors adopted the BioRestorative Therapies, Inc. 2021 Stock Incentive Plan (the “Plan”). Pursuant to the Plan, a total of 1,175,000 (4,700,000,000 pre-reverse stock split) shares of common stock are authorized to be issued pursuant to the grant of stock options, restricted stock units, restricted stock, stock appreciation rights and other incentive awards.

On March 18, 2021, the Company and Lance Alstodt, its President, Chief Executive Officer and Chairman of the Board, entered into an employment agreement (the “Alstodt Employment Agreement”) which provides for a term ending on March 18, 2026. Pursuant to the Alstodt Employment Agreement, Mr. Alstodt is entitled to receive initially an annual salary of $250,000. Mr. Alstodt’s annual salary will increase by $50,000 per year. In addition, in the event certain performance goals are met, Mr. Alstodt’s salary will increase by $150,000. The Alstodt Employment Agreement also provides for the grant to Mr. Alstodt pursuant to the Plan of (i) a ten year option for the purchase of 293,479 (1,173,917,974 pre-reverse stock split) shares of common stock of the Company and (ii) 146,740 (586,958,987 pre-reverse stock split) restricted stock units of the Company (“RSUs”).

On March 18, 2021, the Company and Francisco Silva, its Vice President, Research and Development, entered into an employment agreement (the “Silva Employment Agreement”) which provides for a term ending on March 18, 2026. Pursuant to the Silva Employment Agreement, Mr. Silva is entitled to receive initially an annual salary of $225,000. Mr. Silva’s annual salary will increase by $50,000 per year. In addition, in the event certain performance goals are met, Mr. Silva’s salary will increase by $150,000. The Silva Employment Agreement also provides for the grant to Mr. Silva pursuant to the Plan of (i) a ten year option for the purchase of 293,479 (1,173,917,974 pre-reverse stock split) shares of common stock of the Company and (ii) 146,740 (586,958,987 pre-reverse stock split) RSUs.

Settlement Agreement

The Company entered into a Settlement Agreement with a prior note holder, in connection with the conversion of a note prior to the Petition Date. Pursuant to the Settlement Agreement, subsequent to December 31, 2020, the Company issued 750 (3,000,000 pre-reverse stock split) shares of the Company’s common stock to the note holder with a fair value of $28 ($0.007 pre-reverse stock split) per share.

Reverse Stock Split

On October 27, 2021, the company effected a 4,000 for 1 reverse stock split. The Company has retro-actively applied the reverse stock split made effective on October 27, 2021, to share and per share amounts on the consolidated financial statements for the years ended December 31, 2020 and 2019. The Company’s authorized shares of common and preferred stock were not affected as a result of the reverse stock split.